SEGMENTED INFORMATION - Capital Expenditure (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Capital Expenditure
Total capital expenditures	$ 1,817,949	$ 1,654,129
Operating segment | LaRonde mine
Capital Expenditure
Total capital expenditures	127,613	122,917
Operating segment | LZ5
Capital Expenditure
Total capital expenditures	48,593	38,930
Operating segment | Canadian Malartic
Capital Expenditure
Total capital expenditures	320,103	263,151
Operating segment | Goldex
Capital Expenditure
Total capital expenditures	69,884	87,001
Operating segment | Meliadine
Capital Expenditure
Total capital expenditures	173,770	191,011
Operating segment | Meadowbank
Capital Expenditure
Total capital expenditures	96,137	128,063
Operating segment | Kittila
Capital Expenditure
Total capital expenditures	79,259	82,301
Operating segment | Detour Lake
Capital Expenditure
Total capital expenditures	502,756	422,668
Operating segment | Macassa
Capital Expenditure
Total capital expenditures	170,783	146,259
Operating segment | Fosterville
Capital Expenditure
Total capital expenditures	90,041	87,439
Operating segment | Pinos Altos
Capital Expenditure
Total capital expenditures	31,836	36,498
Operating segment | La India
Capital Expenditure
Total capital expenditures	30	266
Operating segment | Exploration
Capital Expenditure
Total capital expenditures	103,180	27,316
Corporate and other
Capital Expenditure
Total capital expenditures	$ 3,964	$ 20,309